Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions & Divestitures	ACQUISITIONS & DIVESTITURES
Acquisitions
Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated, were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.
The goodwill generated from these acquisitions is primarily attributable to the assembled workforce and the expected synergies from the integration of the acquired businesses. The identified intangible assets are amortized on a straight-line basis over their useful life which approximates the economic life of the assets.
2025
In 2025, the company completed six acquisitions within the Software segment and four acquisitions within the Consulting segment at an aggregate cost of $9,346 million. These acquisitions are expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2025.

($ in millions)
	Amortization Life (in Years)	HashiCorp, Inc. (HashiCorp)	Other Acquisitions
Current assets (1)		$1,451	$227
Property, plant and equipment/noncurrent assets		457	109
Intangible assets
Goodwill	N/A	4,684	1,254
Client relationships	5—13	980	410
Completed technology	5—7	770	237
Trademarks	1—7	85	9
Total assets acquired		$8,427	$2,246
Current liabilities		478	246
Noncurrent liabilities		516	87
Total liabilities assumed		$993	$333
Total purchase price		$7,433	$1,912
(1)Includes $929 million of cash and cash equivalents and $331 million of short-term marketable securities acquired from HashiCorp at the acquisition date.
N/A–Not applicable
The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected.
HashiCorp–On February 27, 2025, the company completed the acquisition of all of the outstanding shares of HashiCorp. The combined IBM and HashiCorp portfolios help clients manage growing application and infrastructure complexity and create a comprehensive end-to-end hybrid cloud platform designed for the AI era. HashiCorp’s shareholders on record immediately prior to the effective time on the closing date received $35 per share in cash, representing a total equity value of approximately $7.2 billion. The following reflects the consideration paid related to the acquisition.

($ in millions)
Total Consideration (1)
Cash paid for outstanding HashiCorp common stock	$7,212
Cash paid for HashiCorp equity awards	178
Cash consideration	$7,390
Fair value of stock-based compensation awards attributable to pre-acquisition services	40
Settlement of pre-existing relationships	3
Total consideration	$7,433
(1)As part of assets acquired, the company received $929 million of cash and cash equivalents and $331 million of short-term marketable securities from HashiCorp at the acquisition date.
Goodwill of $4,540 million and $144 million was assigned to the Software and Consulting segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 9.8 years. In connection with the acquisition, the company issued and assumed 1.7 million stock awards with a fair value of $381 million. Refer to note T, "Stock-Based Compensation," for additional information. The acquisition was integrated into the Software segment.
Other Acquisitions–Goodwill of $781 million and $473 million was assigned to the Consulting and Software segments, respectively. It is expected that 3 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years.
Transaction Announced–On December 8, 2025, the company announced its intent to acquire all of the outstanding shares of Confluent, Inc. (Confluent). IBM's and Confluent's combined portfolios will enable enterprises to deploy generative and agentic AI better and faster by providing trusted communication and data flow between environments, applications and APIs. Under the terms of the definitive agreement, Confluent shareholders on record immediately prior to the effective time on the closing date will receive $31 per share in cash, representing a total enterprise value of approximately $11 billion. On February 12, 2026, Confluent stockholders voted to approve the merger with IBM. The transaction is expected to close by the middle of 2026, subject to regulatory approvals and other customary closing conditions. Upon closing, Confluent will be integrated into the Software segment.
2024
In 2024, the company completed seven acquisitions within the Software segment and four acquisitions within the Consulting segment at an aggregate cost of $3,530 million.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2025. Net purchase price adjustments recorded in 2025 were not material.

($ in millions)
	Amortization Life (in Years)	StreamSets and webMethods	Other Acquisitions
Current assets		$362	$121
Property, plant and equipment/noncurrent assets		19	31
Intangible assets
Goodwill	N/A	1,074	894
Client relationships	1—7	680	167
Completed technology	5—7	550	181
Trademarks	1—7	45	6
Total assets acquired		$2,730	$1,401
Current liabilities		201	68
Noncurrent liabilities		254	78
Total liabilities assumed		$455	$145
Total purchase price		$2,275	$1,255
N/A–Not applicable
StreamSets and webMethods–On July 1, 2024, the company completed the acquisition of StreamSets and webMethods from Software AG for approximately $2.3 billion (€2.13 billion) in cash. StreamSets added new data ingestion capabilities to IBM's data platform and webMethods brought integration platform-as-a-service (iPaaS) capabilities to IBM’s automation solutions. Goodwill of $1,074 million was assigned to the Software segment. It is expected that 56 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 7.0 years. The acquisition was integrated into the Software segment. Prior to the acquisition, the company entered into foreign currency derivative contracts which expired by June 28, 2024. Refer to note S, “Derivative Financial Instruments,” for financial impacts and additional information.
Other Acquisitions–Goodwill of $463 million, $423 million and $8 million was assigned to the Consulting, Software and Infrastructure segments, respectively. It is expected that 5 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.7 years.

2023
In 2023, the company completed seven acquisitions within the Software segment and two acquisitions within the Consulting segment at an aggregate cost of $5,197 million.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024. Net purchase price adjustments recorded in 2024 were not material.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$145	$83
Property, plant and equipment/noncurrent assets		23	20
Intangible assets
Goodwill	N/A	3,501	382
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,005	$639
Current liabilities		250	44
Noncurrent liabilities		143	10
Total liabilities assumed		$393	$54
Total purchase price		$4,612	$585
N/A–Not applicable
Apptio, Inc.–On August 10, 2023, the company completed the acquisition of Apptio, Inc., a leading provider of financial and operational IT management and optimization software which enables enterprise leaders to deliver enhanced business value across technology investments. Goodwill of $3,134 million and $367 million was assigned to the Software and Consulting segments, respectively. It is expected that one percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 8.7 years. The acquisition was integrated into the Software segment.
Other Acquisitions–Goodwill of $341 million, $30 million and $11 million was assigned to the Software, Consulting and Infrastructure segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years.
Divestitures
2024
The Weather Company Assets–On January 31, 2024, the company completed the sale of The Weather Company assets to Zephyr Buyer, L.P., a wholly-owned subsidiary of Francisco Partners (collectively, Francisco). Under the agreement, Francisco acquired The Weather Company assets from IBM for $1,100 million inclusive of $250 million of contingent consideration, of which $200 million is contingent on Francisco’s attainment of certain investment return metrics. The assets included The Weather Company’s digital consumer-facing offerings, The Weather Channel mobile and cloud-based digital properties including Weather.com, Weather Underground and Storm Radar, as well as its enterprise offerings for broadcast, media, aviation, advertising technology and data solutions for other emerging industries.
Upon closing, the company received cash proceeds of $750 million and provided seller financing to Francisco in the form of a $100 million loan with a term of seven years. The cash proceeds from the sale were primarily included in cash from investing activities within the Consolidated Statement of Cash Flows. The seller financing loan was repaid early by Francisco in the second quarter of 2025 and was also reflected in cash from investing activities. For the year ended December 31, 2024, the company recognized a pre-tax gain on sale of $243 million in other (income) and expense in the Consolidated Income Statement.
Sale of Assets
2024
On August 31, 2024, the company completed the sale of certain QRadar SaaS (Software-as-a-Service) assets including QRadar intellectual property, customer relationships and customer contracts to Palo Alto Networks (Palo Alto). Upon closing, the company received cash proceeds of $500 million from Palo Alto. Proceeds of $437 million from the sale were included in proceeds from disposition of property, plant and equipment/other within cash from investing activities and the remaining $63 million related to transition and migration services described below were included within cash from operating activities in the Consolidated Statement of Cash Flows. For the year ended December 31, 2024, the company recognized a pre-tax gain on sale of $349 million in other (income) and expense in the Consolidated Income Statement.
In connection with the sale of the QRadar SaaS assets, IBM and Palo Alto are facilitating the migration of QRadar SaaS and IBM's QRadar on-premise (on-prem) clients who choose to migrate to Palo Alto’s Cortex XSIAM, their security operations (SOC) platform. As part of the agreement, IBM receives incremental future cash payments from Palo Alto for QRadar on-prem clients who choose to migrate to the Cortex XSIAM platform. Until this migration is completed, or contracts expire, the contractual relationship with certain QRadar SaaS and IBM’s QRadar on-prem clients remains with IBM. IBM also provides Palo Alto with transition services including support, operations and other services for QRadar SaaS customer contracts. The client migrations to Cortex XSIAM platform and transition services did not have a material impact on IBM’s Consolidated Financial Statements in 2025.